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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-07414

THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

107 South Fair Oaks, Blvd., Suite 315, Pasadena, California 91105

  (Address of principal executive offices)                                      (Zip code)

Emile R. Molineaux, Esq.

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 844-1441

Date of fiscal year end:  March 31st

Date of reporting period:  July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2006 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.: THE MONTECITO FUND							Item 1, Exhibit A1a
Investment Company Act file number: 811-07414
July 1, 2005 - June 30, 2006

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Altria Group	MO	02209S103	4/28/2005

1. Directors Recommend: A vote for Election of the Following Nominees 1 - 01 Elizabeth E. Bailey, 02-Harold Brown, 03-Mathis Cabiallavetta, 04-Louis C. Camilleri, 05-J. Dudley Fishburn, 06-Robert E. R. Huntley, 07-Thomas W. Jones, 08-George Munoz, 09-Lucio A. Noto, 10-John S. Reed, 11-Carlos Slim Helu, 12-Stephen M. Wolf

					Management	Yes	For	For
				2. 2005 Performance Incentive Plan	Management	Yes	For	For
				3. 2005 Stock compensation plan for Non-employee directors	Management	Yes	For	For
				4. Ratification of the selection of independent auditors	Management	Yes	For	For
				5. Stockholder proposal No 1. requesting elimination of animal testing for tobacco products	Security Holder	Yes	For	Against
				6. Stockholder proposal No 2. requesting ways to more adequately warn pregnant women	Security Holder	Yes	For	Against
				7. Stockholder proposal No. 3 seeking to cease promoting "light" and "ultra light" brands	Security Holder	Yes	For	Against
				8. Stockholder Proposal No. 4 seeking to extend new york fire-safe products nationally	Security Holder	Yes	For	Against
Bank of America	BAC	060505104	4/27/2005

1. Directors Recommend: A vote for Election of the Following Nominees 1 - 01-William Barnet, III, 02-Charles W. Coker, 03-John T. Collins, 04-Gary L. Countryman, 05-Paul Fulton, 06-Charles K. Gifford, 07-W. Steven Jones, 08-Kenneth D. Lewis, 09-Walter E. Massey, 10-Thomas J. May, 11-Patricia E. Mitchell, 12-Edward L. Romero, 13-Thomas M. Ryan, 14-O. Temple Sloan, Jr., 15-Meredith R. Spangler, 16-Robert L. Tillman, 17-Jackie M. Ward

					Management	Yes	For	For
				2. Ratification of Independent public accountants	Management	Yes	For	For
				3. Stockholder Proposal - political contributions	Security Holder	Yes	For	Against
				4. Stockholder Proposal - Nomination of Directors	Security Holder	Yes	For	Against
Berkshire Hathaway	BRK.B	084670207	4/30/2005

1. Directors Recommend: A Vote for election of the following nominees 1 -01-Warren E. Buffett, 02-Charles T. Munger, 03-Howard G. Buffett, 04-Malcolm G. Chace, 05-William H. Gates III, 06-David S. Gottesman, 07-Charlotte Guyman, 08-Donald R. Keough, 09-Thomas S. Murphy, 10-Ronald L. Olson, 11-Walter Scott, Jr.

					Management	Yes	For	For
				2. Proposed Amendment of the corporation's restated certificate of incorporation that would add to the voting rights of holders of class B common stock in certain situations	Management	Yes	For	For
				3. Proposed amendment of the corporations's restated certificate of incorporation that would clarify the rights of holders of Class B common stock or stock dividend.	Management	Yes	For	For
Bristol-Myers Squibb Company	BMY	110122108	5/3/2005

1. Directors Recommend: A vote for election of the following nominees 1 - 01-V.D. Coffman, 02-J.M Cornelius, 03-P.R. Dolan, 04-E.V. Futter, 05-L.V. Gerstner, Jr., 06-L. Johansson, 07-L.W. Sullivan, M.D.

					Management	Yes	For	For
				2. Ratification of Independent registered public accounting firm	Management	Yes	For	For
				3. Approval of restated certificate of incorporation	Management	Yes	For	For
				4. Political Contributions	Security Holder	Yes	For	Against
				5. HIV/AIDS-TB-Malaria	Security Holder	Yes	For	Against
				6. Animal Testing	Security Holder	Yes	For	Against
				7. Separation of Chairman and CEO Positions	Security Holder	Yes	For	Against
				8. Restatement situations	Security Holder	Yes	For	Against
				9. restricted stock	Security Holder	Yes	For	Against
				10. Director Vote threshold	Security Holder	Yes	For	Against
Covance Inc.	CVD	222816100	4/28/2005	1. Directors Recommend: A vote for election of the following nominees 1 - 01-J. Randall Macdonald, 02-Kathleen G. Murray, 03-William G. Ughetta	Management	Yes	For	For
Citigroup Inc	C	172967101	4/19/2005

1. Directors Recommend: A vote for election of the following nominees 1 - 01-C. Michael Armstrong, 02-Alain J.P. Belda, 03-George Dsavid, 04-Kenneth T. Derr, 05-John M. Deutch, 06-R. Hernandez Ramirez, 07-Ann Dibble Jordan, 09-Klaus Kleinfeld, 09-Dudley C. Mecum, 10-Anne Mulcahy, 11-Richard D. Parsons, 12-Charles Prince, 13-Judith Rodin, 14-Robert E. Rubin, 15-Franklin A. Thomas, 16-Sanford I. Weill, 17-Robert B. Willumstad

					Management	Yes	For	For
				2. Proposal to ratify the selection of KPMG LLP as Citigroup's independent registered public accounting firm for 2005.	Management	Yes	For	For
				3. Proposal to approve the amended and restated Citigroup 1999 Stock incentive plan. (The Board of Directors Recommends a Vote Against Each of Proposals 4-10.)	Management	Yes	For	For
				4. Stockholder proposal requesting a curb on executive compensation, no future stock option grants and no renewals or extensions of option plans.	Security Holder	Yes	For	Against
				5. Stockholder proposal requesting a report on political contributions	Security Holder	Yes	For	Against
				6. Stockholder proposal requesting that the chairman of the board have no management duties, titles or responsibilites.	Security Holder	Yes	For	Against

7. Stockholder proposal requesting that CEO compensation be limited to no more than 100 times the average compensation paid to the company's non-managerial workers unless prior stockholder approval is granted.

					Security Holder	Yes	For	Against
				8. Stockholder proposal requesting election of director nominess by a majority of votes cast.	Security Holder	Yes	For	Against
				9. Stockholder proposal requesting a by-law amendment prohibiting the payment of non-deductible compensation to any officer unless prior stockholder approval is granted.	Security Holder	Yes	For	Against
				10. Stockholder proposal requesting that a simple majority vote apply on each issue that can be subject to a shareholder vote.	Security Holder	Yes	For	Against
Dow Chemical	DOW	260543103	5/12/2005	1. Directors Recommend: A vote for election of the following nominees 1 - 01-Jacqueline K. Barton, 02-Anthony J. Carbone, 03-Barbara H. Franklin, 04-Andrew N. Liveris, 05-Harold T. Shapiro	Management	Yes	For	For
				2. Ratification of the appointment of the Independent registered public accounting firm	Management	Yes	For	For
				3. Stockholder proposal on certain toxic substances	Security Holder	Yes	For	Against
Equity Office	EOP	294741103	5/24/2005

1. Directors Recommend: A vote for election of the following nominees 1 - 01-Marilyn A. Alexander, 02-Thomas E. Dobrowski, 03-William M. Goodyear, 04-James D. Harper, Jr., -5-Richard D. Kincaid, 06-David K. McKown, 07-Sheli Z. Rosenberg, 08-Stephen I. Sadove, 09-Sally Susman, 10-J.H.W.R. Van Der Vlist, 11-Samuel Zell

					Management	Yes	For	For
				2. Ratification of the Appointment of Ernst & Young LLP	Management	Yes	For	For
Goldcorp Inc.	GG	380956409	1/31/2005

1. To Approve the issue to the holders of common shares, or securities convertible into common shares, of Wheaton River Minerals Ltd. ("Wheaton") of an aggregate of up to 200,000,000 common shares of Goldcorp Inc. ("Goldcorp") in connection with the offer to acquire by Goldcorp of all the common shares of Wheaton pursuant to Goldcorp's offer to purchase (the "Offer of Purchase") dated December 29, 2004, as amended from time to time, and a subsequent Acquisition Transaction (as defined in the Offer to Purchase).

					Management	Yes	For	For
Ritchie Bros. Auctioneers Inc	RBA	767744105	4/15/2005

1. Directors Recommend: A vote for election of the following nominees 1 - 01-David Edward Ritchie, 02-Clifford Russell Cmolik, 03-Peter James Blake, 04-Charles Edward Croft, 05-George Edward Moul, 06-Eric Patel, 07-Beverley Anne Briscoe

					Management	Yes	For	For
				2. To Appoint KPMG LLP, Chartered accountants, as auditor for the company and to authorize the directors to fix the auditor's remuneration	Management	Yes	For	For
Royal Dutch Petrol ADR	RD	000131659	6/28/2005	2. Annual Accounts 2004: finalization of the Balance Sheet as at December 31, 2004, the Profit and Loss Account for the year 2004 and the Notes to the Balance Sheet and the Profit and Loss Account.	Management	Yes	For	For
				3. Declaration of the total dividend for the year 2004.	Management	Yes	For	For

4. a. Discharge of the Managing Directors of responsibility in respect of their management for the year 2004. b. Discharge of the members of the Supervisory Board of responsibility for their supervision for the year 2004.

					Management	Yes	For	For
				5. Appointment of Ricciardi	Management	Yes	For	For
				6. Authorization for the acquistion of ordinary shares	Management	Yes	For	For
				7. Cancellation of the ordinary shares held by the company.	Management	Yes	For	For
				9. Consideration of the proposals for the unification of the Company and The "Shell" Transport and Trading Company, p.l.c. b. Approval	Management	Yes	For	For

10. Proposal to (i) amend the articles of association of the Company, (ii) grant authorization to acquire all 1,500 priority shres, as well as (iii) susequent cancellation of all priority shres thus acquired.

					Management	Yes	For	For

11. Appointment of Non-executive Directors, as of the date when the amendment of the articles of association referred to above in Item 10 of the agenda becomes effective a. Appointment of Mr. A.G. Jacobs as a Non-exeutive Director. b. Appointment of Ms. Ch. Morin-Postel as a Non-exeutive Director.  c. Appointment of Mr. A.A. Loudon as a Non-exeutive Director.  d. Appointment of Mr. L.R. Ricciardi as a Non-exeutive Director.

					Management	Yes	For	For
				12. Adoption of teh remuneration policy for the Board of Directors.	Management	Yes	For	For
				13. Approval of amended Long-Term Incentive Plan.	Management	Yes	For	For
				14. Approval of amended Restricted Share Plan.	Management	Yes	For	For
				15. Approval of amended Deferred Bonus Plan.	Management	Yes	For	For
SanDisk Corporation	SNDK	80004C101	5/27/2005	1. Directors Recommend: A vote for election of the following nominees 1 - 01-Dr. Eli Harari, 02-Irwin Federman, 03-Catherine P. Lego, 04-Michael E. Marks, 05-Dr. James D. Meindl, 06-Alan F. Shugart	Management	Yes	For	For
				2. To Approve the Implementation of the SanDisk Corporation 2005 stock incentive plan	Management	Yes	For	For

3. To Approve the implementation of the SanDisk Corporation 2005 employee stock purchase plan and the SanDisk Corporation 2005 international employee stock purchase plan, which will share a common share reserve of the company's common stock

					Management	Yes	For	For
				4. To Ratify the Appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending january 1, 2006	Management	Yes	For	For
Winnebago Indsustries, Inc.	WGO	974637100	1/11/2005	1. Election of directors : 01-Jerry N. Currie, 02-Lawrence A. Erickson, 03-John E. Herlitz	Management	Yes	For	For

THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.: THE MONTECITO FUND								Item 1, Exhibit A1b
Investment Company Act file number: 811-07414
October 1, 2005 - June 30, 2006

PROXY VOTING RECORD
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
AT&T Inc.	T	00206R102	7/21/2006	1	Approve Issuance Common Shrs	MGMT	Y	FOR	FOR
Anheuser-Busch Companies Inc.	BUD	035229103	4/26/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					James J Forese	MGMT	Y	FOR	FOR
					Vernon R Loucks Jr	MGMT	Y	FOR	FOR
					Vilma S Martinez	MGMT	Y	FOR	FOR
					William Porter Payne	MGMT	Y	FOR	FOR
					Edward E Whitacre Jr	MGMT	Y	FOR	FOR
				2	Amendment Cert of Incorporat	MGMT	Y	FOR	FOR
				3	2006 Restricted Stock Plan	MGMT	Y	AGAINST	FOR
				4	Public Accountant	MGMT	Y	ABSTAIN	FOR
Eli Lily & Co.	LLY	532457108	4/24/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					MS Feldstein	MGMT	Y	FOR	FOR
					JE Fyrwald	MGMT	Y	FOR	FOR
					ER Marram	MGMT	Y	FOR	FOR
					S Taurel	MGMT	Y	FOR	FOR
				2	Audit Committee	MGMT	Y	FOR	FOR
				3	Animal Care	SHAREHOLD	Y	ABSTAIN	AGAINST
				4	Separating Roles	SHAREHOLD	Y	ABSTAIN	AGAINST
				5	Annual Election	SHAREHOLD	Y	ABSTAIN	AGAINST
				6	Majority Vote	SHAREHOLD	Y	ABSTAIN	AGAINST
Kimberly-Clark Corp.	KMB	494368103	4/27/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					Dennis R Beresford	MGMT	Y	FOR	FOR
					Abelardo E Bru	MGMT	Y	FOR	FOR
					Thomas J Falk	MGMT	Y	FOR	FOR
					Mae C Jemison	MGMT	Y	FOR	FOR
				2	Approval of Auditor	MGMT	Y	FOR	FOR
				3	Classified Board	SHAREHOLD	Y	ABSTAIN	AGAINST
				4	Global Human Rights	SHAREHOLD	Y	ABSTAIN	AGAINST
				5	Majority Vote	SHAREHOLD	Y	ABSTAIN	AGAINST
				6	Sustainable Forestry	SHAREHOLD	Y	ABSTAIN	AGAINST
Johnson & Johnson	JNJ	478160104	4/27/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					Mary S Coleman	MGMT	Y	FOR	FOR
					James G Cullen	MGMT	Y	FOR	FOR
					Robert J Darretta	MGMT	Y	FOR	FOR
					Michael ME Johns	MGMT	Y	FOR	FOR
					Ann D Jordan	MGMT	Y	FOR	FOR
					Arnold G Langbo	MGMT	Y	FOR	FOR
					Susan L Lindquist	MGMT	Y	FOR	FOR
					Leo F Mullin	MGMT	Y	FOR	FOR
					Christine A Poon	MGMT	Y	FOR	FOR
					Charles Prince	MGMT	Y	FOR	FOR
					Steven S Reinemund	MGMT	Y	FOR	FOR
					David Satcher	MGMT	Y	FOR	FOR
					William C Weldon	MGMT	Y	FOR	FOR
				2	Amend Certificate of Incorp.	MGMT	Y	FOR	FOR
				3	Public Accounting Firm	MGMT	Y	FOR	FOR
				4	Charitable Contributions	MGMT	Y	ABSTAIN	AGAINST
				5	Majority Voting Requirements	MGMT	Y	ABSTAIN	AGAINST
Chicago Mercantile Exchange	CME	167760107	4/26/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
Holdings Inc.					Dennis H Chookaszian	MGMT	Y	FOR	FOR
					Martin J Gepsman	MGMT	Y	FOR	FOR
					Elizabeth Harrington	MGMT	Y	FOR	FOR
					Leo Melamed	MGMT	Y	FOR	FOR
					Alex J Pollock	MGMT	Y	FOR	FOR
					Myron S Scholes	MGMT	Y	FOR	FOR
					William R Shepard	MGMT	Y	FOR	FOR
				2	Public Accounting Firm	MGMT	Y	FOR	FOR
Bemis Co. Inc.	BMS	081437105	5/4/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					William J Bolton	MGMT	Y	FOR	FOR
					Barbara L Johnson	MGMT	Y	FOR	FOR
					Paul S Peercy	MGMT	Y	FOR	FOR
					Gene C Wulf	MGMT	Y	FOR	FOR
				2	Stock Incentive Plan	MGMT	Y	FOR	FOR
				3	Public Accounting Firm	MGMT	Y	FOR	FOR
Avery Dennison Corp.	AVY	053611109	2/27/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					John T Cardis	MGMT	Y	FOR	FOR
					David EI Pyott	MGMT	Y	FOR	FOR
					Dean A Scarborough	MGMT	Y	FOR	FOR
					Julia A Stewart	MGMT	Y	FOR	FOR
				2	Public Accounting Firm	MGMT	Y	FOR	FOR
Archstone-Smith Trust	ASN	039583109	3/27/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					James A Cardwell	MGMT	Y	FOR	FOR
					Ernest A Gerardi	MGMT	Y	FOR	FOR
					Ruth Ann M Gillis	MGMT	Y	FOR	FOR
					Ned S Holmes	MGMT	Y	FOR	FOR
					Robert P Kogod	MGMT	Y	FOR	FOR
					James H Polk III	MGMT	Y	FOR	FOR
					John M Richman	MGMT	Y	FOR	FOR
					John C Schweitzer	MGMT	Y	FOR	FOR
					R Scot Sellers	MGMT	Y	FOR	FOR
					Robert H Smith	MGMT	Y	FOR	FOR
				2	Public Accounting Firm	MGMT	Y	FOR	FOR
UMH Properties Inc.	UMH	903002103	6/27/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					Anna T Chew	MGMT	Y	FOR	FOR
					Eugene W Landy	MGMT	Y	FOR	FOR
					Samuel A Landy	MGMT	Y	FOR	FOR
				2	Independent Auditor	MGMT	Y	FOR	FOR
First Industrial Realty Trust Inc.	FR	32054K103	5/17/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					James F Millar	MGMT	Y	FOR	FOR
					John Rau	MGMT	Y	FOR	FOR
					Robert J Slater	MGMT	Y	FOR	FOR
					W Ed Tyler	MGMT	Y	FOR	FOR
				2	2001 Stock Incentive Plan	MGMT	Y	AGAINST	FOR
				3	Public Accounting Firm	MGMT	Y	FOR	FOR
Lexington Corporate Properties	LXP	529043101	3/24/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
Trust					Robert Roskind	MGMT	Y	FOR	FOR
					Richard J Rouse	MGMT	Y	FOR	FOR
					T Wilson Eglin	MGMT	Y	FOR	FOR
					Geoffrey Dohrmann	MGMT	Y	FOR	FOR
					Carl D Glickman	MGMT	Y	FOR	FOR
					James Grosfeld	MGMT	Y	FOR	FOR
					Kevin W Lynch	MGMT	Y	FOR	FOR
					Stanley R Perla	MGMT	Y	FOR	FOR
					Seth M Zachary	MGMT	Y	FOR	FOR
				2	Public Accounting Firm	MGMT	Y	FOR	FOR
				3	Other Business	MGMT	Y	ABSTAIN	FOR
Sovran Self Storage Inc.	SSS	84610H108	5/18/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					Robert j Attea	MGMT	Y	FOR	FOR
					Kenneth F Myszka	MGMT	Y	FOR	FOR
					John E Burns	MGMT	Y	FOR	FOR
					Michael A Elia	MGMT	Y	FOR	FOR
					Anthony P Gammie	MGMT	Y	FOR	FOR
					Charles E Lannon	MGMT	Y	FOR	FOR
				2	Independent Auditor	MGMT	Y	FOR	FOR
ProLogis	PLD	743410102	5/26/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					K Dane Brooksher	MGMT	Y	FOR	FOR
					Stephen L Feinberg	MGMT	Y	FOR	FOR
					George L Fotiades	MGMT	Y	FOR	FOR
					Christine N Garvey	MGMT	Y	FOR	FOR
					Donald P Jacobs	MGMT	Y	FOR	FOR
					Walter C Rakowich	MGMT	Y	FOR	FOR
					Nelson C Rising	MGMT	Y	FOR	FOR
					Jeffrey H Schwartz	MGMT	Y	FOR	FOR
					D Michael Steuert	MGMT	Y	FOR	FOR
					J Andre Teixeira	MGMT	Y	FOR	FOR
					William D Zollars	MGMT	Y	FOR	FOR
					Andrea M Zulberti	MGMT	Y	FOR	FOR
				2	Long term incentive plan	MGMT	Y	AGAINST	FOR
				3	Public Accounting Firm	MGMT	Y	FOR	FOR
				4	Other Business before mtg	MGMT	Y	ABSTAIN	FOR
Lowe's Companies Inc.	LOW	548661107	5/25/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					Peter C Browning	MGMT	Y	FOR	FOR
					Marshall O Larsen	MGMT	Y	FOR	FOR
					Stephen F Page	MGMT	Y	FOR	FOR
					Temple Sloan Jr	MGMT	Y	FOR	FOR
				2	2006 Incentive Plan	MGMT	Y	AGAINST	FOR
				3	2006 Long term Incentive Plan	MGMT	Y	AGAINST	FOR
				4	Public Accounting Firm	MGMT	Y	FOR	FOR
				5	Articles of Incorporation	MGMT	Y	ABSTAIN	FOR
				6	Wood Procurement Report	SHAREHOLD	Y	AGAINST	AGAINST
Exxon Mobil Corp.	XOM	30231G102	5/31/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					MJ Boskin	MGMT	Y	FOR	FOR
					WW George	MGMT	Y	FOR	FOR
					JR Houghton	MGMT	Y	FOR	FOR
					WR Howell	MGMT	Y	FOR	FOR
					RC King	MGMT	Y	FOR	FOR
					PE Lippincott	MGMT	Y	FOR	FOR
					HA McKinnell	MGMT	Y	FOR	FOR
					MC Nelson	MGMT	Y	FOR	FOR
					SJ Palmisano	MGMT	Y	FOR	FOR
					WV Shipley	MGMT	Y	FOR	FOR
					JS Simon	MGMT	Y	FOR	FOR
					RW Tillerson	MGMT	Y	FOR	FOR
				2	Independent Auditors	MGMT	Y	FOR	FOR
				3	Cumulative Voting	MGMT	Y	AGAINST	AGAINST
				4	Majority Vote	MGMT	Y	AGAINST	AGAINST
				5	Industry Experience	MGMT	Y	AGAINST	AGAINST
				6	Director Qualifications	MGMT	Y	ABSTAIN	AGAINST
				7	Director Compensation	MGMT	Y	ABSTAIN	AGAINST
				8	Board Chairman & CEO	MGMT	Y	ABSTAIN	AGAINST
				9	Executive Compensation	MGMT	Y	ABSTAIN	AGAINST
				10	Executive Comp Criteria	MGMT	Y	ABSTAIN	AGAINST
				11	Political Contributions	MGMT	Y	ABSTAIN	AGAINST
				12	Corporate Sponsorships	MGMT	Y	ABSTAIN	AGAINST
				13	Amendment of EEO Policy	MGMT	Y	ABSTAIN	AGAINST
				14	Biodiversity Impact Report	MGMT	Y	ABSTAIN	AGAINST
				15	Community Environmental	MGMT	Y	ABSTAIN	AGAINST
Abbott Laboratories	ABT	002824100	4/28/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					RS Austin	MGMT	Y	FOR	FOR
					WM Daley	MGMT	Y	FOR	FOR
					WJ Farrell	MGMT	Y	FOR	FOR
					HL Fuller	MGMT	Y	FOR	FOR
					RA Gonzalez	MGMT	Y	FOR	FOR
					JM Greenberg	MGMT	Y	FOR	FOR
					DAL Owen	MGMT	Y	FOR	FOR
					B Powell Jr	MGMT	Y	FOR	FOR
					WA Reynolds	MGMT	Y	FOR	FOR
					RS Roberts	MGMT	Y	FOR	FOR
					WD Smithburg	MGMT	Y	FOR	FOR
					JR Walter	MGMT	Y	FOR	FOR
					MD White	MGMT	Y	FOR	FOR
				2	Independent Auditor	MGMT	Y	FOR	FOR
				3	Pay for superior performance	SHAREHOLD	Y	ABSTAIN	AGAINST
				4	Political Contributions	SHAREHOLD	Y	ABSTAIN	AGAINST
				5	Roles of chair and CEO	SHAREHOLD	Y	ABSTAIN	AGAINST
Masco Corp.	MAS	574599106	5/9/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					Thomas G Denhomme	MGMT	Y	FOR	FOR
					Richard A Manoogian	MGMT	Y	FOR	FOR
					Mary Ann Van Lokeren	MGMT	Y	FOR	FOR
				2	Independent Auditor	MGMT	Y	FOR	FOR
Old Republic International Corp.	ORI	680223104	5/26/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					Harrington Bischof	MGMT	Y	FOR	FOR
					Peter Lardner	MGMT	Y	FOR	FOR
					Charles F Titterton	MGMT	Y	FOR	FOR
					Steven R Walker	MGMT	Y	FOR	FOR
				2	2006 Incentive Comp Plan	MGMT	Y	AGAINST	FOR
National Retail Properties Inc.	NNN	202218103	5/11/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					GN Beckwith III	MGMT	Y	FOR	FOR
					Kevin B Habicht	MGMT	Y	FOR	FOR
					Clifford R Hinkle	MGMT	Y	FOR	FOR
					Richard B Jennings	MGMT	Y	FOR	FOR
					Ted B Lanier	MGMT	Y	FOR	FOR
					Robert C Legler	MGMT	Y	FOR	FOR
					Craig Macnab	MGMT	Y	FOR	FOR
					Robert Martinez	MGMT	Y	FOR	FOR
				2	Transact Other Business	MGMT	Y	FOR	FOR
Plum Creek Timber Co. Inc.	PCL	729251108	5/3/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					Rick R Holley	MGMT	Y	FOR	FOR
					Ian B Davidson	MGMT	Y	FOR	FOR
					Robin Josephs	MGMT	Y	FOR	FOR
					John G McDonald	MGMT	Y	FOR	FOR
					Robert B Mcleod	MGMT	Y	FOR	FOR
					John H Scully	MGMT	Y	FOR	FOR
					Stephen C Tobias	MGMT	Y	FOR	FOR
					Carl B Webb	MGMT	Y	FOR	FOR
				2	Independent Auditors	MGMT	Y	FOR	FOR
				3	Voting Threshold	SHAREHOLD	Y	ABSTAIN	AGAINST
HRPT Properties Trust	HRP	40426W101	5/23/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					William A Lamkin	MGMT	Y	FOR	FOR
					Adam D Portnoy	MGMT	Y	FOR	FOR
				2	Beneficial Ownerships	MGMT	Y	FOR	FOR
				3	Amend Dec of Trust	MGMT	Y	FOR	FOR
				4	Issue shares w/o certs	MGMT	Y	FOR	FOR
				5	Remove obligation on reports	MGMT	Y	AGAINST	FOR
				6	Postpone meeting if needed	MGMT	Y	ABSTAIN	FOR
Bank of America Corp.	BAC	060505104	4/26/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					William Barnet	MGMT	Y	FOR	FOR
					Frank P Bramble Sr	MGMT	Y	FOR	FOR
					John T Collins	MGMT	Y	FOR	FOR
					Gary L Countryman	MGMT	Y	FOR	FOR
					Tommy R Franks	MGMT	Y	FOR	FOR
					Paul Fulton	MGMT	Y	FOR	FOR
					Charles k Gifford	MGMT	Y	FOR	FOR
					Steven Jones	MGMT	Y	FOR	FOR
					Kenneth D Lewis	MGMT	Y	FOR	FOR
					Monica C Lozano	MGMT	Y	FOR	FOR
					Walter E Massey	MGMT	Y	FOR	FOR
					Thomas J May	MGMT	Y	FOR	FOR
					Patricia E Mitchell	MGMT	Y	FOR	FOR
					Thomas M Ryan	MGMT	Y	FOR	FOR
					O Temple Sloan Jr	MGMT	Y	FOR	FOR
					Meredith R Spangler	MGMT	Y	FOR	FOR
					Robert L Tillman	MGMT	Y	FOR	FOR
					Jackie M Ward	MGMT	Y	FOR	FOR
				2	Public Accountant	MGMT	Y	FOR	FOR
				3	2003 Key Associate Plan	MGMT	Y	AGAINST	FOR
				4	Political Contributions	SHAREHOLD	Y	ABSTAIN	AGAINST
				5	Majority Voting	SHAREHOLD	Y	ABSTAIN	AGAINST
				6	Independent Board Chairman	SHAREHOLD	Y	ABSTAIN	AGAINST
				7	Equal Employment Opportunity	SHAREHOLD	Y	ABSTAIN	AGAINST
General Electric Co.	GE	369604103	4/26/2006	A	Directors Recommended	MGMT	Y	FOR	FOR
					James I Cash Jr	MGMT	Y	FOR	FOR
					Sir William M Castell	MGMT	Y	FOR	FOR
					Ann M Fudge	MGMT	Y	FOR	FOR
					Claudio X Gonzalez	MGMT	Y	FOR	FOR
					Jeffrey R Immelt	MGMT	Y	FOR	FOR
					Andrea Jung	MGMT	Y	FOR	FOR
					Alan G Lafley	MGMT	Y	FOR	FOR
					Robert W Lane	MGMT	Y	FOR	FOR
					Ralph S Larsen	MGMT	Y	FOR	FOR
					Rochelle B Lazarus	MGMT	Y	FOR	FOR
					Sam Nunn	MGMT	Y	FOR	FOR
					Roger S Penske	MGMT	Y	FOR	FOR
					Robert J Swieringa	MGMT	Y	FOR	FOR
					Douglas A Warner III	MGMT	Y	FOR	FOR
					Robert C Wright	MGMT	Y	FOR	FOR
				B	Independent Auditor	MGMT	Y	FOR	FOR
				1	Cumulative voting	SHAREHOLD	Y	ABSTAIN	AGAINST
				2	Curb over extended	SHAREHOLD	Y	ABSTAIN	AGAINST
				3	One director from retirees	SHAREHOLD	Y	ABSTAIN	AGAINST
				4	Independent Chairman	SHAREHOLD	Y	ABSTAIN	AGAINST
				5	Majority Vote	SHAREHOLD	Y	ABSTAIN	AGAINST
				6	Global Warming	SHAREHOLD	Y	ABSTAIN	AGAINST
Arthur J Gallagher & Co.	AJG	363576109	5/16/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					JP Gallagher	MGMT	Y	FOR	FOR
					Ilene S Gordon	MGMT	Y	FOR	FOR
					James R Wimmer	MGMT	Y	FOR	FOR
				2	Public Accountant	MGMT	Y	FOR	FOR
Monmouth Real Estate	MNRTA	609720107	4/27/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
Investment Corp.					Eugene W Landy	MGMT	Y	FOR	FOR
					Samuel A Landy	MGMT	Y	FOR	FOR
					Peter J Weidhorn	MGMT	Y	FOR	FOR
				2	Independent Auditor	MGMT	Y	FOR	FOR
Aflanc Inc.	AFL	001055102	4/24/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					Daniel P Amos	MGMT	Y	FOR	FOR
					John Shelby Amos II	MGMT	Y	FOR	FOR
					Michael H Armacost	MGMT	Y	FOR	FOR
					Kriss Cloninger III	MGMT	Y	FOR	FOR
					Joe Frank Harris	MGMT	Y	FOR	FOR
					Elizabeth J Hudson	MGMT	Y	FOR	FOR
					Kenneth S Janke Sr	MGMT	Y	FOR	FOR
					Douglas W Johnson	MGMT	Y	FOR	FOR
					Robert B Johnson	MGMT	Y	FOR	FOR
					Charles B Knapp	MGMT	Y	FOR	FOR
					Hidefumi Matsui	MGMT	Y	FOR	FOR
					E Stephen Purdom MD	MGMT	Y	FOR	FOR
					BK Rimer DR PH	MGMT	Y	FOR	FOR
					Marvin R Schuster	MGMT	Y	FOR	FOR
					David Gary Thompson	MGMT	Y	FOR	FOR
					Tohru Tonoike	MGMT	Y	FOR	FOR
					Robert L Wright	MGMT	Y	FOR	FOR
				2	Public Accountant	MGMT	Y	FOR	FOR
Pepsico Inc.	PEP	713448108	5/3/2006	1	Directors Recommended	MGMT	Y	FOR	FOR
					JF Akers	MGMT	Y	FOR	FOR
					RE Allen	MGMT	Y	FOR	FOR
					D Dublon	MGMT	Y	FOR	FOR
					VJ Dzau	MGMT	Y	FOR	FOR
					RL Hunt	MGMT	Y	FOR	FOR
					A Ibarguen	MGMT	Y	FOR	FOR
					AC Martinez	MGMT	Y	FOR	FOR
					IK Nooyi	MGMT	Y	FOR	FOR
					SS Reinemund	MGMT	Y	FOR	FOR
					SP Rockefeller	MGMT	Y	FOR	FOR
					JJ Schiro	MGMT	Y	FOR	FOR
					FA Thomas	MGMT	Y	FOR	FOR
					CM Trudell	MGMT	Y	FOR	FOR
					D Vasella	MGMT	Y	FOR	FOR
					MD White	MGMT	Y	FOR	FOR
				2	Public Accountant	MGMT	Y	FOR	FOR
				3	Political Contributions	SHAREHOLD	Y	ABSTAIN	AGAINST
				4	Charitable Contributions	SHAREHOLD	Y	ABSTAIN	AGAINST
Honda Motor Co. Ltd.	HMC	438128308	6/23/2006	1	Appropriate retained earnings	MGMT	Y	FOR	FOR
				2	Amend articles of incorporation	MGMT	Y	FOR	FOR
				3	Directors Recommended	MGMT	Y	FOR	FOR
					Takeo Fukui	MGMT	Y	FOR	FOR
					Satoshi Aoka	MGMT	Y	FOR	FOR
					Minoru Harada	MGMT	Y	FOR	FOR
					Motoatsu Shiraishi	MGMT	Y	FOR	FOR
					Satoshi Dobashi	MGMT	Y	FOR	FOR
					Atsuyoshi Hyogo	MGMT	Y	FOR	FOR
					Satoshi Toshida	MGMT	Y	FOR	FOR
					Koki Hirashima	MGMT	Y	FOR	FOR
					Koichi Kondo	MGMT	Y	FOR	FOR
					Toru Onda	MGMT	Y	FOR	FOR
					Akira Takano	MGMT	Y	FOR	FOR
					Mikio Yoshimi	MGMT	Y	FOR	FOR
					Shigeru Takagi	MGMT	Y	FOR	FOR
					Hiroshi Kuroda	MGMT	Y	FOR	FOR
					Satoru Kishi	MGMT	Y	FOR	FOR
					Kensaku Hogen	MGMT	Y	FOR	FOR
					Hiroyuki Yoshino	MGMT	Y	FOR	FOR
					Tetsuo Iwamura	MGMT	Y	FOR	FOR
					Tatsuhiro Oyama	MGMT	Y	FOR	FOR
					Fumihiko Ike	MGMT	Y	FOR	FOR
				4	Bonus to Directors	MGMT	Y	ABSTAIN	FOR
				5	Retirement Allowance	MGMT	Y	ABSTAIN	FOR

THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.: THE BENDER GROWTH FUND									Item 1, Exhibit A3
Investment Company Act file number: 811-07414
July 1, 2005 - June 30, 2006

N-PX Form Requirements
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Level of Registrant's Input	(h) Vote Cast	(i) For or Against Management
1	American Healthways, Inc.	AMHC	422245100	1/19/2006	1. For recommended directors.	Issuer	Registrant Voted	For the Proposal	For Management
					2. To consider and act upon a proposal to amend the Company's restated Certificate of Incorporation, as amended to change the name of the company from American Healthways, Inc. to Healthways, Inc.	Issuer	Registrant Voted	For the Proposal	For Management
					3. To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal 2006.	Issuer	Registrant Voted	For the Proposal	For Management
2	Amgen Inc.	AMGN	031162100	5/10/2006	1. For recommended directors; and	Issuer	Registrant Voted	For the Proposal	For Management
					2. To ratify selection of Ernst &Young as the company's independent registered public accountants for the year ending 12/31/06	Issuer	Registrant Voted	For the Proposal	For Management
					3a. Stockholder proposal #1 (stock retention guidelines);	Security Holder	Registrant Voted	Against the Proposal	For Management
					3b. Stockholder proposal #2 (executive compensation);	Security Holder	Registrant Voted	Against the Proposal	For Management
					3c. Stockholder proposal #3 (shareholder rights plans);	Security Holder	Registrant Voted	Against the Proposal	For Management
					3d. Stockholder proposal #4 (animal welfare policy);	Security Holder	Registrant Voted	Against the Proposal	For Management
					3e. Stockholder proposal #5 (majority elections)	Security Holder	Registrant Voted	Against the Proposal	For Management
					3f. Stockholder proposal #6 (corporate political contributions)	Security Holder	Registrant Voted	For the Proposal	For Management
3	Arthrocare Corporation	ARTC	043136100	5/25/2006	1. For recommended directors;	Issuer	Registrant Voted	For the Proposal	For Management

2.  To approve the amendment and restatement of the company's 2003 incentive stock plan to increase the number of shares of common stock reserved for issuance thereunder by 1,250,000 shares and to increase the maximum number of shares with respect to one or more awards that may be granted to a participant under the 2003 incentive stock plan during a calendar year by 150,000 shares.

						Issuer	Registrant Voted	For the Proposal	For Management
					3. To ratify the appointment of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for the 2006 fiscal year.	Issuer	Registrant Voted	For the Proposal	For Management
4	Autodesk, Inc.	ADSK	052769106	11/10/2005

Special Meeting:
1.  Proposal to approve the adoption of the Autodesk 2006 Employee Stock Plan and the reservation of 9,650,000 shares of Autodesk common stock, plus a number of additional shares equal to that number of shares cancelled on expiration of the 1996 stock plan (not to exceed 4,340,000 shares), for issuance thereunder.

						Issuer	Registrant Voted	For the Proposal	For Management

2.  Proposal to approve amendments to AZutodesk's 2000 Directors' option plan to increase the number of shares reserved for issuance thereunder by 750,000 shares, to provide that all options granted under the 2000 directors' option plan will have a maximum term of six years, as more fully described in proxy statement.

						Issuer	Registrant Voted	For the Proposal	For Management
5	Broadcom Corp	BRCM	111320107	4/27/2006	1. For recommended directors;	Issuer	Registrant Voted	For the Proposal	For Management

2.  To approve 2nd amended and restated articles of incorporation to (I) incresae the aggregate number of authorized shares of Class A common stock from 800,000,000 shares to 2,500,000,000 shares, and (ii) eliminate all statements referring to Series A-E Preferred Stock;

						Issuer	Registrant Voted	For the Proposal	For Management
					3. To approve an amendmen tto the company's bylaws, as previously amended and restated, to increase the authorized number of directors from a range of 5 to 9 to a range of 6 to 11 directors.;	Issuer	Registrant Voted	For the Proposal	For Management

4.  To approve an amendment and restatement of Broadcom's 1998 stock incentive plan, as previuosly amended and restated, which revises the automatic equity grant program in effect for new and continuing non-employee board members and makes certain technical revisions and improvements.; and

						Issuer	Registrant Voted	For the Proposal	For Management
					5. To ratify the appointment of Ernst & Young as the Company's independent registered public accounting firm for the year ending 12/31/06.	Issuer	Registrant Voted	For the Proposal	For Management
6	Checkpoint Software Technology	CHKP	M22465104	9/27/2005	1. For the recommended directors.	Issuer	Registrant Voted	For the Proposal	For Management
					2. To ratify the appointment and compensation of Checkpoint's Independent Public Accountants.	Issuer	Registrant Voted	For the Proposal	For Management
					3. To ratify and approve Checkpoint's new equity incentive plans	Issuer	Registrant Voted	For the Proposal	For Management
					4. To ratify and approve an extension of Checkpoint's 1996 Employee Stock Purchase Plan	Issuer	Registrant Voted	For the Proposal	For Management
					5. To amend Checkpoint's articles of association regarding insurance, indemnification and exculpation.	Issuer	Registrant Voted	For the Proposal	For Management
					6. To approve corresponding amendments to the indemnification agreements with each of Checkpoint's directors.	Issuer	Registrant Voted	For the Proposal	For Management
					7. To amend Checkpoint's articles of association regarding distribution of annual financial statements.	Issuer	Registrant Voted	For the Proposal	For Management
					8. To approve compensation to certain executive officers who are also board members	Issuer	Registrant Voted	For the Proposal	For Management
					9. To approve cash compensation of Checkpoint's Directors who are not employees.	Issuer	Registrant Voted	For the Proposal	For Management
7	Cheesecake Factory Inc	CAKE	163072101	5/31/2006	1. For recommended directors; and	Issuer	Registrant Voted	For the Proposal	For Management
					2. To ratify the selection of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for the fiscal year ending 1/2/07.	Issuer	Registrant Voted	For the Proposal	For Management
8	Chicos Fashion Inc.	CHS	168615102	6/20/2006	1. For recommended directors; and	Issuer	Registrant Voted	For the Proposal	For Management
					2. Proposal to ratify the appointment of Ernst & Young LLP as independent certified public accountants	Issuer	Registrant Voted	For the Proposal	For Management
9	Cisco Systems Inc.	CSCO	17275R102	11/15/2005	1. For recommended directors.	Issuer	Registrant Voted	For the Proposal	For Management
					2. To approve the adoption of the 2005 stock incentive plan.	Issuer	Registrant Voted	For the Proposal	For Management
					3. To ratify the appointment of Pricewaterhousecoopers LLP as Cisco's independent registered public accounting firm for the fiscal year ending July 29, 2006.	Issuer	Registrant Voted	For the Proposal	For Management

4.  Proposal submitted by shareholder urging the board of directors to adopt a policy that a significant portion of future equity compensation grants to seniors executives shall be shares of stock that require the achievement of performance goals as a prerequisite to vesting.

						Security Holder	Registrant Voted	Against the Proposal	For Management

5.  Proposal submitted by shareholders requesting that the board's compensation committee initiate  a review of cisco's executive compensation policies and to make available, upon request, a report of that review by January 1, 2006.

						Security Holder	Registrant Voted	Against the Proposal	For Management

6.  Proposal submitted by shareholders requesting the board to prepare a report to shareholders describe in the progress toward development and implementation of a company human rights policy and the plan for implementation with partners and resellers by May 31, 2006.

						Security Holder	Registrant Voted	Against the Proposal	For Management
10	Cognizant Technology	CTSH	192446102	6/13/2006	1. For recommended directors;	Issuer	Registrant Voted	For the Proposal	For Management

2.  To amend and restate the 1999 incentive compensation plan, as amended, to (I) increase the maximum number of shares of Class A common stock, and 9ii) re-approve the series of performance criteria which may be utilized in establishing specific targets to be attained as a condition to the vesting of cash or stock awards under the incentive plan; and

						Issuer	Registrant Voted	For the Proposal	For Management

3.  To amend the restated certificate of incorporation to increase the maximum number of authorized shares of the company's stock, all classes, from 340,000,000, consisting of (i) 325,000,000 shares of Class A common stock and (ii) 15,000,000 shares of preferred stock to 515,000,000 authorized shares.; and

						Issuer	Registrant Voted	For the Proposal	For Management
					4. To ratify the appointment of Pricewaterhousecoopers as the independent registered public accounting firm for the year ending 12/31/06.	Issuer	Registrant Voted	For the Proposal	For Management
11	Ebay Inc.	EBAY	278642103	6/13/2006	1. For recommended directors;	Issuer	Registrant Voted	For the Proposal	For Management
					2. To approve an amendment to the 2001 equity incentive plan to increase by 30,000,000 the number of shares of common stock that may be issued under the 2001 equity incentive plan; and	Issuer	Registrant Voted	For the Proposal	For Management
					3. To ratify the selection of Pricewaterhousecoopers as independent auditors for the fiscal year ending 12/31/06	Issuer	Registrant Voted	For the Proposal	For Management
12	Genentech, Inc.	DNA	368710406	4/20/2006	1. For recommended directors;	Issuer	Registrant Voted	For the Proposal	For Management
					2. To approve an amendment to the 1991 employee stock plan; and	Issuer	Registrant Voted	For the Proposal	For Management
					3. To ratify the selection of Ernst & Young as independent registered public accounting firm for the year ending 12/31/06	Issuer	Registrant Voted	For the Proposal	For Management
13	Gilead Sciences Inc	GILD	375558103	5/10/2006	1. For recommended directors;	Issuer	Registrant Voted	For the Proposal	For Management
					2. To ratify the selection of Ernst & Young LLP by the audit committee of the board of directors as the independent registered public accounting form for the fiscal year ending 12/31/06;	Issuer	Registrant Voted	For the Proposal	For Management
					3. To approve an amendment to the 2004 equity incentive plan;	Issuer	Registrant Voted	For the Proposal	For Management
					4. To approve Code Section 162(M) bonus plan and certain performance based provisions thereunder;	Issuer	Registrant Voted	For the Proposal	For Management
					5. To approve an amendment to restated certificate of incorporation to increase the authorized number of shares of common stock from 700,000,000 to 1,400,000,000 shares.	Issuer	Registrant Voted	For the Proposal	For Management
					6. To approve a stockholder proposal requesting a report on the HIV/AIDS, tuberculosis and malaria pandemic.	Security Holder	Registrant Voted	Against the Proposal	For Management
14	Google Inc.	GOOG	38259P508	5/11/2006	1. For recommended directors;	Issuer	Registrant Voted	For the Proposal	For Management
					2. Ratification of appointment of Ernst & Young as independent auditors for the fiscal year ending 12/31/06;	Issuer	Registrant Voted	For the Proposal	For Management
					3. Approval of an amendment to 2004 stock plan to increase the number of authorized shares of Class A common stock issuable under the 2004 stock plan from 13,431,660 to 17,931,660.	Issuer	Registrant Voted	For the Proposal	For Management

4.  Stockholder proposal to request that the board of directors take the steps that may be necessary to adopt a recapitalization plan that would provide for all of the company's outstanding stock to have one vote per share.

						Issuer	Registrant Voted	Against the Proposal	For Management
15	Kyphon Inc.	KYPH	501577100	6/15/2006	1. For recommended directors.	Issuer	Registrant Voted	For the Proposal	For Management
					2. Proposal to approve the 2007 Employee stock purchase plan.	Issuer	Registrant Voted	For the Proposal	For Management
					3. Proposal to ratify the appointment of Pricewaterhousecoopers as the independent registered public accounting firm for the fiscal year ending December 31, 2006	Issuer	Registrant Voted	For the Proposal	For Management
16	Lifecell Corporation	LIFC	531927101	6/29/2006	1. For the recommended directors.	Issuer	Registrant Voted	For the Proposal	For Management
					2. To approve an amendment to Lifecell's existing equity compensation plan to permit discretionary grants of options and other awards to outside directors.	Issuer	Registrant Voted	For the Proposal	For Management
					3. To ratify the appointment of Pricewaterhousecoopers LLP as independent registered public accountants of the company for the fiscal year ending December 31, 2006.	Issuer	Registrant Voted	For the Proposal	For Management
17	Marvel Technology Group Ltd	MRVL	G5876H105	6/9/2006	1. For the recommended directors.	Issuer	Registrant Voted	For the Proposal	For Management

2.  to reappoint PriceWaterhousecoopers as the company's independent registered public accounting form and to authorize the audit committee to fix their remuneration for the 2007 fiscal year ending January 27, 2007.

						Issuer	Registrant Voted	For the Proposal	For Management
					3. To approve an increase to the company's authorized share capital.	Issuer	Registrant Voted	For the Proposal	For Management
					4. To approve an amendment to the company's second amended and restated bylaws to amend the provision related to indemnification of directors and officers.	Issuer	Registrant Voted	For the Proposal	For Management
18	Medtronic Inc	MDT	585055106	8/25/2005	1. For the recommended directors.	Issuer	Registrant Voted	For the Proposal	For Management
					2. To ratify the appointment of Pricewaterhousecoopers LLP as the Company's independent registered public accounting firm.	Issuer	Registrant Voted	For the Proposal	For Management
					3. To approve the Medtronic, Inc. 2005 Employees Stock Purchase Plan.	Issuer	Registrant Voted	For the Proposal	For Management
					4. To approve the Medtronic, Inc. 1998 Outside Director Stock Compensation Plan (as amended and restated).	Issuer	Registrant Voted	For the Proposal	For Management
19	Monster Worldwide, Inc.	MNST	611742107	6/7/2006	1. For the recommended directors.	Issuer	Registrant Voted	For the Proposal	For Management
					2. Ratification of the appointment of BDI Seidman as the independent registered public accounting firm for the fiscal year ending December 31, 2006.	Issuer	Registrant Voted	For the Proposal	For Management
					3. Stockholder proposal pertaining to Board diversity	Security Holder	Registrant Voted	Against the Proposal	For Management
20	Network Appliance Inc	NTAP	64120L104	8/31/2005	1. For the recommended directors.	Issuer	Registrant Voted	For the Proposal	For Management
					2. To approve the Company's Amended 1999 Stock Incentive Plan, which includes a proposed increase of the maximum number of shares of common stock that may be issued thereunder by 10,600,000.	Issuer	Registrant Voted	For the Proposal	For Management
					3. To approve an amendment to the Company's Employee Stock Purchase Plan to increase the shares reserve under the purchase plan by an additional 1,500,000 shares of common stock.	Issuer	Registrant Voted	For the Proposal	For Management
					4. To ratify the appointment of Deloitte & Touche LLP as independent auditors of the Company for the fiscal year ending April 28, 2006.	Issuer	Registrant Voted	For the Proposal	For Management
21	Panera Bread Co.	PNRA	69840W108	5/25/2006	1. For recommended directors;	Issuer	Registrant Voted	For the Proposal	For Management
					2. Adoption of the company's 2006 stock incentive plan; and	Issuer	Registrant Voted	For the Proposal	For Management
					3. Ratification of the appointment of Pricewaterhousecoopers as independent registered public accounting firm for the fiscal year ending 12/26/06.	Issuer	Registrant Voted	For the Proposal	For Management
22	PF Changs China Bistro Inc.	PFCB	69333Y108	5/5/2006	1. For recommended directors;	Issuer	Registrant Voted	For the Proposal	For Management
					2. Approval of 2006 Equity Incentive Plan;	Issuer	Registrant Voted	For the Proposal	For Management
					3. Appointment of Ernst & Young as independent auditors for the year ending 12/31/06; and	Issuer	Registrant Voted	For the Proposal	For Management
					4. Approve of adjournment of the meeting to solicit additional proxies.	Issuer	Registrant Voted	For the Proposal	For Management
23	Paychex Inc	PAYX	704326107	10/12/2005	1. For the recommended directors.	Issuer	Registrant Voted	For the Proposal	For Management
					2. To amend the 2002 Stock Incentive Plan and increase the shares available under the 2002 Stock Incentive Plan	Issuer	Registrant Voted	For the Proposal	For Management
					3. Stockholder proposal to amend Bylaws to adopt majority voting of directors	Security Holder	Registrant Voted	Against the Proposal	For Management
24	Qualcomm Inc	QCOM	747525103	3/7/2006	1. For the recommended directors.	Issuer	Registrant Voted	For the Proposal	For Management
					2. To approve amendments to the Company's restated Certificate of Incorporation to Eliminate the Classified Board and Cumulative e Voting	Issuer	Registrant Voted	For the Proposal	For Management
					3. To approve the combination of the Company's Equity Compensation Plans as the 2996 Long term incentive plan and an increase in the share reserve by 65,000,000 shares.	Issuer	Registrant Voted	For the Proposal	For Management
					4. To ratify the selection of Pricewaterhousecoopers LLP as the Company's independent accountants for the company's fiscal year ending September 24, 2006.	Issuer	Registrant Voted	For the Proposal	For Management

5.  To approve any adjournments of the meeting to another time or place, if necessary in the judgment of the proxy holders, for the purpose of soliciting additional proxies in favor of any of the foregoing proposals.

						Issuer	Registrant Voted	For the Proposal	For Management
25	Starbucks Corp	SBUX	855244109	2/8/2006	1. For the recommended directors.	Issuer	Registrant Voted	For the Proposal	For Management
					2. To ratify the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending October 1, 2006.	Issuer	Registrant Voted	For the Proposal	For Management

3.  To amend the Company's amended and restated articles of incorporation to declassify the board of directors and establish annual elections, whereby all directors would stand for re-election annually, rather than serve staggered three-year terms as is the current practice.

						Issuer	Registrant Voted	For the Proposal	For Management
26	Synopsis, Inc.	SNPS	871607107	4/25/2006	1. For recommended directors;	Issuer	Registrant Voted	For the Proposal	For Management
					2. To approve the 2006 Employee Equity Incentive Plan and the reservation of 47,497,248 shares of common stock for issue thereunder;	Issuer	Registrant Voted	For the Proposal	For Management

3.  To approve an amendment of the 2005 Non-Employee directors Equity Incentive Plan in order to (A) provide that the expiration date of the 2005 Directors Plan shall be the day immediately preceding the date of the 2010 annual meeting of stockholders and (B) reserve an additional 450,000 shares of common stock for issuance thereunder; and

						Issuer	Registrant Voted	For the Proposal	For Management
					4. To ratify the appointment of KPMG as independent registered public account firm for the fiscal year ending 10/31/06	Issuer	Registrant Voted	For the Proposal	For Management
27	Texas Roadhouse, Inc.	TXRH	882681109	5/25/2006	1. For recommended directors; and	Issuer	Registrant Voted	For the Proposal	For Management
					2. The ratification of the selection of KPMG as the independent auditors for 2006.	Issuer	Registrant Voted	For the Proposal	For Management
28	Urban Outfitters, Inc.	URBN	917047102	5/23/2006	1. For recommended directors	Issuer	Registrant Voted	For the Proposal	For Management
29	Ventana Medical Systems, Inc.	VMSI	92276H106	5/11/2006	1. For recommended directors; and	Issuer	Registrant Voted	For the Proposal	For Management
					2. To ratify the appointment of Ernst & Young as the independent auditors of the company for the fiscal year ending 12/31/06.	Issuer	Registrant Voted	For the Proposal	For Management
30	Verisign Inc.	VRSN	92343E102	5/26/2006	1. For recommended directors;	Issuer	Registrant Voted	For the Proposal	For Management
					2. Proposal to approve our 2006 Equity Incentive Plan;	Issuer	Registrant Voted	For the Proposal	For Management
					3. Proposal to ratify the selection of KPMG as the independent registered public accounting firm for the year ending 12/31/06.	Issuer	Registrant Voted	For the Proposal	For Management
31	Yahoo! Inc.	YHOO	'984332106	5/25/2006	1. For recommended directors;	Issuer	Registrant Voted	For the Proposal	For Management
					2. Amendment of the 1996 directors' stock option plan; and	Issuer	Registrant Voted	For the Proposal	For Management
					3. Ratification of appointment of independent registered public accounting firm.	Issuer	Registrant Voted	For the Proposal	For Management

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.

By (Signature and Title)*    /S/ John P. Odell

         John P. Odell, Co. President

Date 8/29/06

* Print the name and title of each signing officer under his or her signature.